Short Sales and Derivatives	12 Months Ended
Dec. 31, 2019
Disclosure of notes and other explanatory information [Abstract]
Short Sales and Derivatives
Short Sales and Derivatives
The following table summarizes the company’s derivative financial instruments:

	December 31, 2019				December 31, 2018
	Notional amount	Cost	Fair value		Notional amount	Cost	Fair value
			Assets	Liabilities			Assets	Liabilities
Equity contracts:
Equity total return swaps – short positions	369.8	—	—	84.6	414.4	—	22.3	13.4
Equity total return swaps – long positions	406.3	—	11.1	3.0	390.3	—	4.8	51.7
Equity warrants and call options(1)	528.1	114.8	200.3	—	652.9	123.7	79.8	—
Equity warrant forward contracts(2)	—	—	—	—	316.6	—	38.4	—
CPI-linked derivative contracts	99,804.7	614.9	6.7	—	114,426.4	668.9	24.9	—
U.S. treasury bond forward contracts	846.5	—	3.9	1.7	471.9	—	—	30.4
Foreign currency forward and swap contracts(3)	—	1.8	55.3	114.5	—	—	71.3	53.7
Foreign currency options	—	102.7	8.2	—	—	48.3	44.9	—
Other derivative contracts(2)	—	3.4	2.5	2.1	—	—	21.0	0.3
Total			288.0	205.9			307.4	149.5

(1)	Includes the company's investment in Seaspan $8.05 warrants with a fair value at December 31, 2019 of $164.8 (December 31, 2018 - $47.3). See note 6.

(2)	Includes the forward commitment to invest in Seaspan Tranche 2 debentures and warrants at December 31, 2018. See note 6.

(3)	During 2019 the company consolidated AGT (note 23) which included AGT's foreign currency swap liabilities with a fair value of $53.3 at December 31, 2019.
The company is exposed to significant market risk (comprised of foreign currency risk, interest rate risk and other price risk) through its investing activities. Derivative contracts entered into by the company, with limited exceptions, are considered investments or economic hedges and are not designated as hedges for financial reporting.
Equity contracts
The company holds short equity total return swaps for investment purposes with an original notional amount at December 31, 2019 of $194.4 (December 31, 2018 - $276.5). These contracts provide a return which is inverse to changes in the fair values of the underlying individual equities. During 2019 the company received net cash of $48.2 (2018 - paid net cash of $46.8) in connection with the closures and reset provisions of its short equity total return swaps (excluding the impact of collateral requirements). During 2019 the company closed out $89.9 notional amount of short equity total return swaps and recognized net gains on investments of $30.3 (realized losses of $7.9, of which $38.2 was recognized as unrealized losses in prior years). During 2018 the company closed out $565.8 notional amount of short equity and equity index total return swaps and recognized net losses on investments of $11.4 (realized losses of $248.2 of which $236.8 was recognized as unrealized losses in prior years).
The company holds long equity total return swaps on individual equities for investment purposes with an original notional amount at December 31, 2019 of $501.5 (December 31, 2018 - $501.5). These contracts provide a return which is directly correlated to changes in the fair values of the underlying individual equities. During 2019 the company paid net cash of $34.5 (2018 - $37.2) in connection with the closures and reset provisions of its long equity total return swaps (excluding the impact of collateral requirements). During 2019 the company did not initiate or close out any long equity total return swaps. During 2018 the company closed out $452.9 notional amount of long equity total return swaps and recognized a net gain on investment of $19.5 (realized gain of $16.5 of which $3.0 was recognized as unrealized losses in prior years).
At December 31, 2019 the fair value of collateral deposited for the benefit of derivative counterparties included in holding company cash and investments and in assets pledged for short sale and derivative obligations was $152.4 (December 31, 2018 - $186.1), comprised of collateral of $70.3 (December 31, 2018 - $126.1) required to be deposited to enter into such derivative contracts (principally related to total return swaps), and collateral of $82.1 (December 31, 2018 - $60.0) securing amounts owed to counterparties in respect of fair value changes since the most recent reset date.
CPI-linked derivative contracts
The company holds derivative contracts referenced to consumer price indexes (“CPI”) in the geographic regions in which it operates to serve as an economic hedge against the potential adverse financial impact on the company of decreasing price levels. At December 31, 2019 these contracts have a remaining weighted average life of 2.8 years (December 31, 2018 - 3.6 years) and notional amounts and fair values as shown in the table below. In the event of a sale, expiration or early settlement of a contract, the company would receive the fair value of that contract on the date of the transaction. The company's maximum potential loss on a contract is limited to the original cost of that contract. The CPI-linked derivative contracts are summarized as follows:

	December 31, 2019
	Floor rate(1)	Average life (in years)	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(3)	Fair value(2)	Fair value in bps(3)	Unrealized gain (loss)
Underlying CPI index			Contract currency(2)	U.S. dollars(2)
United States	0.0%	2.7	44,775.0	44,775.0	231.35	256.97	277.5	62.0	1.6	0.4	(275.9)
United States	0.5%	4.8	12,600.0	12,600.0	238.30	256.97	39.7	31.5	4.4	3.5	(35.3)
European Union	0.0%	2.2	32,525.0	36,509.3	96.57	105.13	263.6	72.2	0.6	0.2	(263.0)
United Kingdom	0.0%	2.9	1,800.0	2,384.5	243.79	291.90	13.4	56.2	—	—	(13.4)
France	0.0%	3.1	3,150.0	3,535.9	99.27	104.39	20.7	58.5	0.1	0.3	(20.6)
		2.8		99,804.7			614.9		6.7		(608.2)

	December 31, 2018
	Floor rate(1)	Average life (in years)	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(3)	Fair value	Fair value in bps(3)	Unrealized gain (loss)
Underlying CPI index			Contract currency	U.S. dollars
United States	0.0%	3.7	46,725.0	46,725.0	231.39	251.23	286.7	61.4	8.0	1.7	(278.7)
United States	0.5%	5.8	12,600.0	12,600.0	238.30	251.23	39.4	31.3	15.1	12.0	(24.3)
European Union	0.0%	3.0	41,375.0	47,297.6	96.09	104.10	299.3	63.3	1.5	0.3	(297.8)
United Kingdom	0.0%	3.9	3,300.0	4,202.9	243.82	285.60	22.8	54.2	—	—	(22.8)
France	0.0%	4.1	3,150.0	3,600.9	99.27	103.16	20.7	57.5	0.3	0.8	(20.4)
		3.6		114,426.4			668.9		24.9		(644.0)

(1)
Contracts with a floor rate of 0.0% provide a payout at maturity if there is cumulative deflation over the life of the contract. Contracts with a floor rate of 0.5% provide a payout at maturity based on an equivalent weighted average strike price of 250.49 if cumulative inflation averages less than 0.5% per year over the life of the contract. At December 31, 2019 the equivalent weighted average strike price for the United States 0.5% CPI-linked derivative contracts was 244.63 (December 31, 2018 - 243.41).

(2)
Excludes European Run-off's contracts with a notional amount of $12,054.3 and a fair value of $0.2 referenced to CPI in the United States, European Union and United Kingdom that were included in assets held for sale on the consolidated balance sheet at December 31, 2019. See note 23.

(3)	Expressed as a percentage of the notional amount.

During 2019 the company recorded net losses of $12.3 (2018 - net losses of $6.7) on its CPI-linked derivative contracts and did not enter into any new contracts. During 2019 certain CPI-linked derivative contracts with a notional amount of $1,800.3 referenced to CPI in the United States, European Union and United Kingdom matured.
U.S. treasury bond forward contracts
To reduce its exposure to interest rate risk (primarily exposure to long dated U.S. treasury bonds, U.S. corporate bonds and U.S. state and municipal bonds held in its fixed income portfolio), the company held forward contracts to sell long dated U.S. treasury bonds with a notional amount of $846.5 (December 31, 2018 - $471.9). These contracts have an average term to maturity of less than three months, and may be renewed at market rates. During 2019 the company recorded net losses of $86.7 (2018 - net gains of $46.7) on its U.S. treasury bond forward contracts.
Foreign currency forward contracts
Long and short foreign currency forward contracts, primarily denominated in the euro, the British pound sterling and the Canadian dollar, are used to manage certain foreign currency exposures arising from foreign currency denominated transactions. These contracts have an average term to maturity of less than one year and may be renewed at market rates.
Counterparty collateral
The company endeavours to limit counterparty risk through diligent selection of counterparties to its derivative contracts and through the terms of negotiated agreements. The fair value of collateral deposited for the benefit of the company at December 31, 2019 consisted of cash of $5.3 and government securities of $10.8 (December 31, 2018 - $1.1 and $18.3). The cash is recorded on the consolidated balance sheet in subsidiary cash and short term investments with a corresponding liability recorded in accounts payable and accrued liabilities. The company had not exercised its right to sell or repledge collateral at December 31, 2019. The company's exposure to counterparty risk and the management thereof are discussed in note 24.
Hedge of net investment in Canadian subsidiaries
At December 31, 2019 the company had designated the carrying value of Cdn$2,796.1 principal amount of its Canadian dollar denominated unsecured senior notes with a fair value of $2,270.0 (December 31, 2018 - principal amount of Cdn$2,691.5 with a fair value of $2,028.4) as a hedge of a portion of its net investment in subsidiaries with a Canadian dollar functional currency. During 2019 the company recognized pre-tax losses of $105.6 (2018 - pre-tax gains of $166.3) related to exchange rate movements on the Canadian dollar denominated unsecured senior notes in gains (losses) on hedge of net investment in Canadian subsidiaries in the consolidated statement of comprehensive income.

Hedge of net investment in European operations
At December 31, 2019 the company had designated the carrying value of €277.0 principal amount of its euro denominated unsecured senior notes with a fair value of $336.2 (December 31, 2018 - principal amount of €750.0 with a fair value of $854.5) as a hedge of its net investment in European operations with a euro functional currency. The decrease in principal amount of euro denominated unsecured senior notes designated as a hedging instrument during 2019 was due to the deconsolidation of Grivalia Properties (note 23) which reduced the company's net investment in European operations with a euro functional currency. During 2019 the company recognized pre-tax losses of $35.3 (2018 - pre-tax gains of $57.1) related to exchange rate movements on the euro denominated unsecured senior notes in gains (losses) on hedge of net investment in European operations in the consolidated statement of comprehensive income.